Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
CURRENT ASSETS
Cash	$ 1,127,825	$ 2,175,543	$ 128,968
Accounts receivable, related party			75,455
Accounts receivable			850
Inventory, net	3,531,821	3,521,739	1,477,267
Prepaid expenses	542,927	592,769
Other current assets	3,000	3,000	3,000
TOTAL CURRENT ASSETS	5,205,573	6,293,051	1,685,540
EQUIPMENT, net of accumulated depreciation	24,444	26,736
INTANGIBLES, net of accumulated amortization	172,101	172,725	157,121
TOTAL ASSETS	5,402,118	6,492,512	1,842,661
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,530,654	2,651,657	2,100,171
Payroll taxes, interest and penalties	575,589	590,799	655,446
Accrued interest	2,570,052	2,476,036	2,256,133
Unearned revenue	3,369,774	3,419,616	2,241,820
Debt settlement payable		16,795	218,215
Loss contingency payable			592,312
Derivative liability	104,446	188,128
Current portion of convertible debt, net of unamortized debt discount of $28,317 and $16,980	4,928,968	609,905	999,385
Notes payable	90,000	90,000	108,000
TOTAL CURRENT LIABILITIES	14,169,483	10,042,936	9,171,482
CONVERTIBLE DEBT, net of current portion and unamortized debt discount of $1,098,855 and $1,291,892 and net of unamortized warrant discount of $292,694 and $363,663 and net of financing costs of $1,080,924 and $1,287,109	1,268,165	5,805,466	2,113,558
Nonconvertible series A preferred stock, related party	100	100
TOTAL LIABILITIES	15,437,748	15,848,502	11,285,040
STOCKHOLDERS' DEFICIT
Preferred stock, value
Common stock, value	97,070	89,242	75,483
Common stock to be issued for services, value	233,000	262,166
Additional paid-in capital	26,066,089	25,100,864	19,087,584
Less receivable for stock	(50,000)	(50,000)	(50,000)
Accumulated deficit	(36,381,789)	(34,758,262)	(28,555,446)
TOTAL STOCKHOLDERS' DEFICIT	(10,035,630)	(9,355,990)	(9,442,379)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 5,402,118	$ 6,492,512	$ 1,842,661